Loans (Details 8) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commercial Real Estate Construction [Member]
With an allowance recorded:
Unpaid Principal		$ 1,589
Related allowance		173
Recorded Investment		48
Average Recorded Investment		173
Interest income recognized
Total
Unpaid Principal		1,589
Recorded Investment		173
Average Recorded Investment		173
Commercial Real Estate Other [Member]
With no related allowance recorded:
Unpaid Principal	1,431	1,789
Recorded Investment	1,430	1,788
Average Recorded Investment	1,482	1,894
Interest income recognized	84	104
With an allowance recorded:
Unpaid Principal	386	3,980
Related allowance	386	3,391
Recorded Investment	10	182
Average Recorded Investment	393	3,397
Interest income recognized	18	94
Total
Unpaid Principal	1,817	5,769
Recorded Investment	1,816	5,179
Average Recorded Investment	1,875	5,291
Interest income recognized	102	198
Consumer Real Estate [Member]
With no related allowance recorded:
Unpaid Principal	26	8
Recorded Investment	24	7
Average Recorded Investment	26	7
Total
Unpaid Principal	26	8
Recorded Investment	24	7
Average Recorded Investment	26	7
One-to-Four Family Residential Real Estate [Member]
With no related allowance recorded:
Unpaid Principal	781	954
Recorded Investment	618	722
Average Recorded Investment	635	727
Interest income recognized	14	6
With an allowance recorded:
Unpaid Principal		53
Related allowance		30
Recorded Investment		5
Average Recorded Investment		30
Interest income recognized
Total
Unpaid Principal	781	1,007
Recorded Investment	618	752
Average Recorded Investment	635	757
Interest income recognized	$ 14	$ 6